Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade and other payables	$ 7,070	$ 20,145
Trade and other payables	$ 7,070	$ 20,145